Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended March 31,
	2025	2024
Current income tax	$-	$106,239
Deferred income tax	-	-
Total provision for income taxes	$-	$106,239

Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the six months ended March 31,
	2025	2024
Loss before income taxes	$(5,888,740)	$(992,878)
Income benefit computed based on PRC statutory rate	(1,472,185)	(248,220)
Tax effect of different tax rates in other jurisdictions	1,296,196	68,526
Impact of preferential tax	89,452	-
Tax effect of unrecognized loss	38,689	207,731
Change in valuation allowance	46,974	75,022
Non-deductible items and others*	874	3,180
Provision for income taxes	$-	$106,239

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	March 31, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carry-forward	$87,254	$41,826
Valuation allowance	(87,254)	(41,826)
Total deferred tax assets	$-	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	March 31, 2025	September 30, 2024

Beginning balance	$41,826	$43,491
Change (credit) to tax expense in current year	46,974	(3,302)
Foreign currency translation adjustments	(1,546)	1,637
Ending balance	$87,254	$41,826

Schedule of Taxes Payable

Taxes payable consist of the following:

	March 31, 2025	September 30, 2024

Income tax payable	$1,021,467	$1,058,294
Value-added tax payable	212,980	311,956
Other taxes payable	50,221	53,674
Total taxes payable	$1,284,668	$1,423,924

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of income tax payable as follows:

	March 31, 2025	September 30, 2024
Balance at beginning of period	$1,058,294	$1,000,340
Increase related to current year tax positions	(1,964)	17,795
Foreign exchange translation effect	(34,863)	40,159
Balance at end of period	$1,021,467	$1,058,294